Report of Directors Corporate Governance - Summary assessment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		$ 31,600
Profit before tax ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		25,800
Profit before tax ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		30,300
Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		31,600
Target basis operating expenses ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		31,000
Target basis operating expenses ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		$ 30,500
Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	15.60%	15.60%
Reported RoTE | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	16.80%	16.80%
Reported RoTE | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	12.00%	12.00%
Reported RoTE | Minimum | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	12.80%	12.80%
Reported RoTE | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	14.50%	14.50%
Reported RoTE | Maximum | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	15.00%	15.00%
Fee income ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		$ 11,840
Fee income ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		11,800
Fee income ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		13,100
Growth in net new invested assets ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		84,300
Growth in net new invested assets ($bn) | Total (ex Hong Kong)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		55,100
Growth in net new invested assets ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		58,800
Growth in net new invested assets ($bn) | Minimum | Total (ex Hong Kong)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		36,600
Growth in net new invested assets ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		79,000
Growth in net new invested assets ($bn) | Maximum | Total (ex Hong Kong)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		$ 56,800
Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	91.67%	91.67%
Outcome (%)	13.75%	13.75%
Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	93.75%	93.75%
Outcome (%)	14.06%	14.06%
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	100.00%	100.00%
Outcome (%)	75.93%	75.93%	75.35%
Scorecard outcome (000) | £	£ 2,181,000
7.50% risk adjustment per Committee judgement (000) | £	(163,000)
Annual incentive (000) | £	£ 2,018,000		£ 2,164,000
Noel Quinn | Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	15.00%	15.00%
Noel Quinn | Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Noel Quinn | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	15.00%	15.00%
Noel Quinn | Reported RoTE | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	5.00%	5.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	5.00%	5.00%
Noel Quinn | Fee income ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	5.00%	5.00%
Assessment (%)	25.55%	25.55%
Outcome (%)	1.28%	1.28%
Noel Quinn | Growth in net new invested assets ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	2.50%	2.50%
Assessment (%)	100.00%	100.00%
Outcome (%)	2.50%	2.50%
Noel Quinn | Growth in net new invested assets ($bn) | Total (ex Hong Kong)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	2.50%	2.50%
Assessment (%)	93.73%	93.73%
Outcome (%)	2.34%	2.34%
Noel Quinn | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Assessment (%)
Outcome (%)	7.00%	7.00%
Georges Elhedery
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	100.00%	100.00%
Outcome (%)	76.75%	76.75%
Scorecard outcome (000) | £	£ 1,287,000
7.50% risk adjustment per Committee judgement (000) | £	0
Annual incentive (000) | £	£ 1,287,000
Georges Elhedery | Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	15.00%	15.00%
Georges Elhedery | Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Georges Elhedery | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	15.00%	15.00%
Georges Elhedery | Reported RoTE | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	5.00%	5.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	5.00%	5.00%
Georges Elhedery | Fee income ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	5.00%	5.00%
Assessment (%)	25.55%	25.55%
Outcome (%)	1.28%	1.28%
Georges Elhedery | Growth in net new invested assets ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	2.50%	2.50%
Assessment (%)	100.00%	100.00%
Outcome (%)	2.50%	2.50%
Georges Elhedery | Growth in net new invested assets ($bn) | Total (ex Hong Kong)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	2.50%	2.50%
Assessment (%)	93.73%	93.73%
Outcome (%)	2.34%	2.34%
Georges Elhedery | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	91.67%	91.67%
Outcome (%)	13.75%	13.75%
Georges Elhedery | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	93.75%	93.75%
Outcome (%)	14.06%	14.06%
Georges Elhedery | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Assessment (%)
Outcome (%)	7.81%	7.81%